Leases (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Leases [Abstract]
Operating cash flows for operating lease	¥ 7,652
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	4,417
Change on lease liabilities arose from modification on lease terms	1,430
Change on lease liabilities arose from early termination of operating leases	¥ (2,850)